Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stock Options Activity
The following is a summary of Elbit Systems' options activity under the Equity Incentive Plans:

	Number of Options 2022	Weighted average exercise price 2022	Number of Options 2021	Weighted average exercise price 2021
Outstanding - beginning of the year	1,076,750	131.37	905,000	128.45
Granted	1,028,100	185.30	525,000	134.34
Exercised	(241,844)	128.76	(299,250)	128.21
Forfeited	(134,900)	223.12	(54,000)	128.91
Outstanding - end of the year	1,728,106	156.66	1,076,750	131.37

Options Outstanding Separated into Ranges of Exercise Prices
The options outstanding as of December 31, 2022, have been separated into ranges of exercise prices, as follows:
Options outstanding:

Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
121.42 - 216.32	1,728,106	3.08	$156.66

Compensation Expenses Before Tax
Compensation expenses related to the Equity Incentive Plans amounted to $10,463, $5,312 and $4,086 for the three years ended December 31, 2022, 2021 and 2020 respectively, which were recognized, as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Cost of revenues	$8,893	$4,515	$3,473
General and administration expenses	1,570	797	613
	$10,463	$5,312	$4,086
The Company recorded an amount of approximately $62,090, $18,431 and $10,068, during the three years ended December 31, 2022, 2021 and 2020, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Cost of revenues	$34,778	$10,522	$6,096
General and administration expenses	15,537	4,584	2,165
Marketing and selling	11,775	3,325	1,807
	$62,090	$18,431	$10,068
The Company recorded an amount of approximately $10 and $301 in the years ended December 31, 2021 and 2020, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan.
Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year Ended December 31, 2022	Weighted average number of shares (*) Year Ended December 31, 2022	Per Share amount Year Ended December 31, 2022	Net income to shareholders of ordinary shares Year Ended December 31, 2021	Weighted average number of shares (*) Year Ended December 31, 2021	Per Share amount Year Ended December 31, 2021
Basic net earnings	$275,448	44,322	$6.21	$274,350	44,204	$6.21
Effect of dilutive securities:
Employee stock options	—	259	(0.03)	—	74	(0.01)
Diluted net earnings	$275,448	44,581	$6.18	$274,350	44,278	$6.20
(*) In thousands